Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill	Intangible assets and Goodwill consist of the following:
Description	Customer	Goodwill	Commercial rights	Softwares	Total	Intangible asset under development
Gross carrying value
As at March 31, 2021	59,216,654	390,927		377	59,607,958	-
Additions					-	166,587
Derecognised on ‘Disposals of a subsidary		(317,752)		(377)	(318,129)
Exchange differences		167			167
As at 31 March, 2022	59,216,654	73,008		-	59,289,662	166,587
Additions					-	4,464
Derecognised on ‘Disposals of a subsidary		(68,500)		-	(68,500)
Write off	(59,216,654)				(59,216,654)	160,000
Exchange differences		60,886			60,886
Acquisation through business combination		793,324	339,277	216	1,132,817
As at 31 March, 2023	-	736,946	339,277	216	1,076,439	11,051

Accumulated amortisation
As at March 31, 2021	12,135,640	-		114	12,135,754	-
Charge for the year	11,894,518	-		-	11,894,518
Derecognised on ‘Disposals of a subsidary				(114)	(114)

As at 31 March, 2022	24,030,158	-		-	24,030,158	-
Charge for the year	-	-	16,157	54	16,211
Write off	(24,030,158)				(24,030,158)
As at 31 March, 2023	-	-	16,157	54	16,211	-

Net block as at 31 March, 2022	35,186,496	73,008		-	35,259,504	166,587
Net block as at 31 March, 2023	-	736,946	323,120	162	1,060,228	11,051